Shareholder Report, Holdings (Details) - AGF U.S. Market Neutral Anti-Beta Fund	Dec. 31, 2024
Alaska Air Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Lululemon Athletica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
American Airlines Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
VeriSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Darden Restaurants, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Rivian Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Fox Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dick's Sporting Goods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Endeavor Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Roku, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Communication Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	(3.10%)
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	(9.20%)
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.20%
Percent of Total Short Exposure	(4.30%)
Energy [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	(3.00%)
Financials [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	(11.90%)
Health Care [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	(8.40%)
Industrials [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	(12.20%)
Information Technology [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.40%
Percent of Total Short Exposure	(11.30%)
Materials [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	(3.70%)
Real Estate [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%
Percent of Total Short Exposure	(4.50%)
Utilities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(3.40%)